Cover	Jun. 13, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (this “Amendment”) is being filed by Augusta Gold Corp. (the “Company”), for the purpose of amending Item 9.01 Financial Statements and Exhibits of that certain Current Report on Form 8-K originally filed by the Company with the Securities and Exchange Commission (“SEC”) on June 16, 2022 (the “Original Form 8-K”) in connection with the completion of the acquisition of CR Reward LLC, a Nevada limited liability company (“CR Reward”). As indicated in the Original Form 8-K, this Amendment is being filed to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original Form 8-K as permitted by the rules of the SEC.
Document Period End Date	Jun. 13, 2022
Entity File Number	000-54653
Entity Registrant Name	AUGUSTA GOLD CORP.
Entity Central Index Key	0001448597
Entity Tax Identification Number	41-2252162
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 555 – 999 Canada Place
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6C 3E1
City Area Code	(604)
Local Phone Number	687-1717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false